Significant Accounting Policies - Summary of Average Exchange Rate (Detail)	9 Months Ended
	Sep. 30, 2019 $ / $ ExchangeRate	Sep. 30, 2018 ExchangeRate	Dec. 31, 2018 ExchangeRate
Disclosure of foreign exchange rates [line items]
Exchange Rate | $ / $	19.7420
Mexico, Pesos [member]
Disclosure of foreign exchange rates [line items]
Average Exchange Rate	1.00	1.00
Exchange Rate	1.00		1.00
Guatemala, Quetzales
Disclosure of foreign exchange rates [line items]
Average Exchange Rate	2.50	2.55
Exchange Rate	2.54		2.54
Costa Rica, Colones
Disclosure of foreign exchange rates [line items]
Average Exchange Rate	0.03	0.03
Exchange Rate	0.03		0.03
Colombia, Pesos [member]
Disclosure of foreign exchange rates [line items]
Average Exchange Rate	0.01	0.01
Exchange Rate	0.01		0.01
Nicaragua, Cordobas
Disclosure of foreign exchange rates [line items]
Average Exchange Rate	0.58	0.61
Exchange Rate	0.59		0.61
Argentina, Pesos [member]
Disclosure of foreign exchange rates [line items]
Average Exchange Rate	0.44	0.80
Exchange Rate	0.34		0.52
Brazil, Brazil Real [member]
Disclosure of foreign exchange rates [line items]
Average Exchange Rate	4.96	5.32
Exchange Rate	4.72		5.08
Philippin peso
Disclosure of foreign exchange rates [line items]
Average Exchange Rate		0.36
Exchange Rate			0.37
Uruguay, Pesos
Disclosure of foreign exchange rates [line items]
Average Exchange Rate	0.56	0.63
Exchange Rate	0.53		0.61
Panama [member] | United States of America, Dollars [member]
Disclosure of foreign exchange rates [line items]
Average Exchange Rate	19.25	19.04
Exchange Rate	19.64		19.68